POST-EMPLOYMENT BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Post-employment benefit obligations - amounts recognized in financial statements
Current	R$ 233,304	R$ 192,209
Non-current	5,851,502	6,824,632
Post-employment benefit obligations
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	6,084,806	7,016,841
Current	233,304	192,209
Non-current	5,851,502	6,824,632
Social security plan benefits | Post-employment benefit obligations
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	5,839,349	6,791,370
Health and life insurance plans | Post-employment benefit obligations
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	R$ 245,457	R$ 225,471